Short-Term Debt (Details) - Medium-term notes of Simec [Member] $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Nov. 15, 2007
Short-Term Debt [Line Items]
Annual rate					10.50%
Bonds not exchanged		$ 0.3		$ 0.3
Exchange amount	$ 5,422		$ 6,194